Annual Fund Operating Expenses (Vanguard Growth and Income Fund)	12 Months Ended
	Sep. 30, 2010
Vanguard Growth and Income Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.34%	[1]
Vanguard Growth and Income Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%	[1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.